Other liabilities and provisions - Current and Non Current liabilities (Details) € in Thousands	1 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2024 patent	Jul. 31, 2024 EUR (€)	May 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 EUR (€)
Other liabilities and provisions
Decrease in other liabilities and provisions					€ 38,703
Percentage of arbitration tribunal awarded			65.00%
Number of patents revoked | patent	2
Potential costs for pending litigations				€ 15,894	15,894
Announcing or commencing implementation of major restructuring
Other liabilities and provisions
Workforce reduction		30.00%
Restructuring accruals		€ 9,861
Employee functional costs				€ 9,861	€ 9,861
Legal proceedings provision
Other liabilities and provisions
Percentage of arbitration tribunal awarded					30.00%
cost of sales expenses					€ 17,098
Increase in existing provisions, other provisions			€ 2,091